Long-term debt - Components (Details) $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 25, 2025 MXN ($)	Mar. 10, 2023 MXN ($)	Mar. 31, 2022 MXN ($)	Apr. 16, 2021 MXN ($)	Apr. 30, 2021 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Debt
Total long-term debt							$ 10,700,000	$ 13,450,000	$ 10,700,000
Less: Commissions and debt issuance costs							(18,120)	(21,641)	(23,292)
Net long-term debt							10,681,880	13,428,359	10,676,708	$ 8,984,336
Current portion of long-term debt						$ (91,105)		(1,640,000)
Long-term debt						$ 654,865	$ 10,681,880	11,788,359	10,676,708
Interest rate basis							TIIE 28
Spread on interest rate basis							0.60%
Percentage of sustainability development goal reduction			58.00%			0.20%
Borrowings adjustment to interest rate basis						0.0025
Percentage of reduction in borrowings						90.00%
Debt securities issued in the Mexican market on April 16, 2021
Debt
Total long-term debt							$ 1,000,000	1,000,000	1,000,000
Principal amount					$ 1,000,000
Term of loan					5 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Debt
Total long-term debt							2,500,000	2,500,000	2,500,000
Principal amount				$ 2,500,000	$ 2,500,000
Interest rate (as a percent)				7.83%
Term of loan				7 years	7 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Sustainability-linked notes issued in the Mexican market on March 31, 2022, at a variable rate
Debt
Total long-term debt							1,700,000	1,700,000	1,700,000
Principal amount			$ 1,700,000
Spread on interest rate basis			0.14%
Term of loan			5 years
Sustainability-linked notes issued in the Mexican market on March 31, 2022, at an annual fixed rate
Debt
Total long-term debt							2,300,000	2,300,000	2,300,000
Principal amount								2,300,000
Interest rate (as a percent)			9.35%
Term of loan			7 years
Sustainability-linked notes issued in the Mexican market on March 10, 2023, at a variable rate
Debt
Total long-term debt							640,000	640,000	640,000
Principal amount		$ 640,000
Spread on interest rate basis		0.22%
Term of loan		3 years 4 months 24 days
Sustainability-linked notes issued in the Mexican market on March 10, 2023, at an annual fixed rate
Debt
Total long-term debt							$ 2,560,000	2,560,000	$ 2,560,000
Principal amount		$ 2,560,000
Interest rate (as a percent)		10.26%
Term of loan		7 years
Debt securities issued on June 25, 2025, at a variable rate
Debt
Total long-term debt								820,000
Principal amount	$ 820,000
Spread on interest rate basis	0.45%
Term of loan	3 years
Debt securities issued on June 25, 2025, at a fixed rate
Debt
Total long-term debt								$ 1,930,000
Principal amount	$ 1,930,000
Interest rate (as a percent)	9.34%
Term of loan	7 years
Twenty Eight Days Interbank Offering Rate in Mexico
Debt
Interest rate (as a percent)						7.3489%	10.244%	7.3489%	11.5035%
Funding Interbank Offering Rate in Mexico
Debt
Interest rate (as a percent)						7.09%		7.09%